Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Schedule of components of income tax expenses (benefit)

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

Schedule of reconciliation of income taxes calculated at the Canadian enacted statutory rate to the provision for income taxes in the consolidated statements of operations
	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

Schedule of significant portions of the deferred tax assets and deferred tax liabilities
	2011	2010
Deferred tax assets:
Intangible assets	$—	$37,488
Loss carryforwards	122,472	58,702
Other accrued liabilities	28,059	18,869
Issuance costs	6,532	2,312
Disallowed interest carryforward	9,189	—
Unrealized foreign exchange gain	441	—
Other	—	130

Total deferred tax assets	166,693	117,501
Valuations allowance	(89,020)	(79,420)

	77,673	38,081
Deferred tax liabilities:
Intangible assets	(121,055)	—
Property, plant and equipment	(133,689)	(66,535)
Natural gas and interest rate hedges	—	(170)
Derivative contracts	(4,752)	—
Unrealized foreign exchange gain	—	(815)
Other long-term investments	(921)	—
Other	(181)	—

Total deferred tax liabilities	(260,598)	(67,520)

Net deferred tax liability	$(182,925)	$(29,439)

Summary of the net deferred tax position
	2011	2010
Long-term deferred tax liabilities, net	(182,925)	(29,439)

Net deferred tax liabilities	$(182,925)	$(29,439)

Schedule of amounts of net operating loss carryforwards and their expiration years

2022	$4,245
2023	9,320
2024	8,504
2025	243
2026	5,865
2027	70,447
2028	103,477
2029	79,911
2030	25,941
2031	44,922

$352,875